Other liabilities	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Other liabilities [text block]
13.	Other liabilities

	Dec. 31, 2017	Dec. 31, 2016
Current
Provisions (note 18)	$27,370	$14,367
Pension liability (note 19)	19,401	24,635
Other employee benefits (note 20)	2,756	2,356
Unearned revenue	2,435	849

	$51,962	$42,207